UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2009.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     01/27/2010
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:    93,451
              		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
31-December-2009


Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS/PRN AMT
Investment Discretion
Other Managers
Voting Authority
  Sole
  Shared
  None


Agco Corp
COM
001084102
952
"29,450"
Sole
N/A
"29,450"
0
0

Alberto Culver Co.
COM
013078100
264
"9,000"
Sole
N/A
"9,000"
0
0

Alkermes Inc
COM
01642t108
436
"46,351"
Sole
N/A
"46,351"
0
0

Alliance One Intl Inc
Com
018772103
2,382
"488,164"
Sole
N/A
"488,164"
0
0

Altria Group, Inc
COM
02209S103
1,756
"89,465"
Sole
N/A
"89,465"
0
0

American Express Co.
COM
025816109
704
"17,364"
Sole
N/A
"17,364"
0
0

Andersons Inc.
COM
034164103
707
"27,365"
Sole
N/A
"27,365"
0
0

Apollo Group
Cl A
037604105
215
"3,550"
Sole
N/A
"3,550"
0
0

AT&T, Inc. New
COM
00206R102
308
"10,975"
Sole
N/A
"10,975"
0
0

Automatic Data Processing
Com
053015103
1,229
"28,700"
Sole
N/A
"28,700"
0
0

Bank of America Corp.
Com
060505104
581
"38,561"
Sole
N/A
"38,561"
0
0

Bank of New York Mellon Corp.
Com
064058100
564
"20,166"
Sole
N/A
"20,166"
0
0

Berkshire Hathaway Inc
CL B
08467207
407
"124"
Sole
N/A
"124"
0
0

BioScrip Inc
Com
09069N108
390
"46,638"
Sole
N/A
"46,638"
0
0

Blount Intl
com
095180105
446
"44,150"
Sole
N/A
"44,150"
0
0

Boeing Co.
COM
097023105
636
"11,747"
Sole
N/A
"11,747"
0
0

Boston Scientific Corp
Com
101137107
346
"38,432"
Sole
N/A
"38,432"
0
0

BP PLC
Sponsored ADR
055622104
956
"16,496"
Sole
N/A
"16,496"
0
0

British Amern Tob PLC
Sponsored ADR
110448107
343
"5,300"
Sole
N/A
"5,300"
0
0

Burlington Northn Sante Fe Corp
Com
12189T104
748
"7,584"
Sole
N/A
"7,584"
0
0

Chevron Corp New
COM
166764100
1,416
"18,386"
Sole
N/A
"18,386"
0
0

Citigroup
COM
172967101
406
"122,675"
Sole
N/A
"122,675"
0
0

City Bank Lynnwood
COM
17770A109
37
"21,050"
Sole
N/A
"21,050"
0
0

Coca Cola Co
Com
191216100
2,541
"44,585"
Sole
N/A
"44,585"
0
0

Columbia Sportswear Co.
COM
198516106
256
"6,550"
Sole
N/A
"6,550"
0
0

Comcast Corp. A
COM
20030N101
796
"47,191"
Sole
N/A
"47,191"
0
0

ConocoPhillips
COM
20825C104
1,128
"22,080"
Sole
N/A
"22,080"
0
0

Costco Whsl Corp New
COM
22160k105
1,530
"25,859"
Sole
N/A
"25,859"
0
0

Coventry Health Care Inc
Com
222862104
541
"22,255"
Sole
N/A
"22,255"
0
0

CVS Caremark Corporation
COM
126650100
1,603
"49,772"
Sole
N/A
"49,772"
0
0

Dell Corp
COM
24702R101
573
"39,900"
Sole
N/A
"39,900"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,741
"25,083"
Sole
N/A
"25,083"
0
0

DirecTV Group, Inc.
Com
25459L106
417
"12,517"
Sole
N/A
"12,517"
0
0

Discover FINL SVCS
COM
254709108
236
"16,064"
Sole
N/A
"16,064"
0
0

Dow Chemical Co
COM
260543103
1,594
"57,680"
Sole
N/A
"57,680"
0
0

DR PEPPER SNAPPLE GROUP INC
Com
26138e109
3,649
"128,937"
Sole
N/A
"128,937"
0
0

Du Pont EI De Nemours & Co
COM
263534109
911
"27,050"
Sole
N/A
"27,050"
0
0

Express Scripts Inc
Com
302182100
441
"5,100"
Sole
N/A
"5,100"
0
0

Exxon Mobil Corp
COM
30231G102
1,388
"20,350"
Sole
N/A
"20,350"
0
0

Fedex Corp
Com
31428X106
225
"2,700"
Sole
N/A
"2,700"
0
0

Franklin Resources Inc.
COM
354613101
2,312
"21,950"
Sole
N/A
"21,950"
0
0

General Electric Co.
COM
369604103
203
"13,403"
Sole
N/A
"13,403"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
1,306
"30,910"
Sole
N/A
"30,910"
0
0

Granite Construction Inc.
Com
387328107
305
"9,050"
Sole
N/A
"9,050"
0
0

Gruma Sab DE CV
Spon ADR CL B
400131306
307
"44,000"
Sole
N/A
"44,000"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
1,396
"191,975"
Sole
N/A
"191,975"
0
0

Hewlett Packard Co.
COM
428236103
980
"19,030"
Sole
N/A
"19,030"
0
0

Home Depot Inc
COM
437076102
981
"33,900"
Sole
N/A6
"33,900"
0
0

Ingersoll Rand Company
SHS
G47791101
524
"14,650"
Sole
N/A
"14,650"
0
0

Intel Corp
COM
458140100
374
"18,348"
Sole
N/A
"18,348"
0
0

Interpublic Group Cos Inc.
COM
460690100
470
"63,644"
Sole
N/A
"63,644"
0
0

ITT Educational Services
Com
45068B109
321
"3,350"
Sole
N/A
"3,350"
0
0

Johnson & Johnson
Com
478160104
872
"13,535"
Sole
N/A
"13,535"
0
0

Kraft Foods Inc
Cl A
50075N104
1,493
"54,945"
Sole
N/A
"54,945"
0
0

Kroger Co.
COM
501044101
1,714
"83,500"
Sole
N/A
"83,500"
0
0

Lincoln EDL SVCS Corp
COM
533535100
258
"11,927"
Sole
N/A
"11,927"
0
0

Lowes Cos Inc
COM
548661107
527
"22,520"
Sole
N/A
"22,520"
0
0

Manpower Inc.
COM
56418H100
439
"8,050"
Sole
N/A
"8,050"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
2,211
"100,156"
Sole
N/A
"100,156"
0
0

McDonalds Corp
Com
580135101
427
"6,831"
Sole
N/A
"6,831"
0
0

Merck & Co. Inc
COM
589331107
1,184
"32,393"
Sole
N/A
"32,393"
0
0

Microsoft Corp
COM
594918104
2,103
"69,007"
Sole
N/A
"69,007"
0
0

Motorola Inc.
COM
620076109
326
"42,004"
Sole
N/A
"42,004"
0
0

Nike Inc
Cl B
654106103
500
"7,566"
Sole
N/A
"7,566"
0
0

Nokia Corp
Sponsored ADR
654902204
225
"17,525"
Sole
N/A
"17,525"
0
0

Oracle Corp
COM
68389X105
339
"13,832"
Sole
N/A
"13,832"
0
0

Paychex Inc.
Com
704326107
1,822
"59,450"
Sole
N/A
"59,450"
0
0

Petroleo Brasileiro SA
Sponsored ADR
71654V408
219
"4,600"
Sole
N/A
"4,600"
0
0

PETROCHINA CO LTD
Sponsored ADR
71646e100
416
"3,500"
Sole
N/A
"3,500"
0
0

Pfizer Inc.
COM
717081103
1,690
"92,907"
Sole
N/A
"92,907"
0
0

PHILIP MORRIS INTL INC
Com
718172109
4,666
"96,815"
Sole
N/A
"96,815"
0
0

Plum Creek Timber Co
COM
729251108
352
"9,310"
Sole
N/A
"9,310"
0
0

Precision Castparts Corp
COM
740189105
675
"6,120"
Sole
N/A
"6,120"
0
0

Quest Diagnostics Inc.
COM
74834L100
262
"4,333"
Sole
N/A
"4,333"
0
0

Ralcorp Holdings Inc New
COM
751028101
266
"4,449"
Sole
N/A
"4,449"
0
0

SK Telecom Company
Sponsored ADR
78440P108
744
"45,775"
Sole
N/A
"45,775"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,551
"72,389"
Sole
N/A
"72,389"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
510
"30,760"
Sole
N/A
"30,760"
0
0

TELMEX INTERNACIONAL SAB DE
SPONS ADR SR L
879690105
847
"47,710"
Sole
N/A
"47,710"
0
0

TEXTAINER GROUP HOLDINGS LTD
SHS
G8766E109
1,335
"79,000"
Sole
N/A
"79,000"
0
0

Travelers Companies Inc.
COM
89417E109
2,633
"52,816"
Sole
N/A
"52,816"
0
0

UNILEVER N V
N Y SHS NEW
904784709
896
"27,701"
Sole
N/A
"27,701"
0
0

United Parcel Service Inc
CL B
911312106
327
"5,708"
Sole
N/A
"5,708"
0
0

Unitedhealth Group Inc
Com
91324P102
2,098
"68,825"
Sole
N/A
"68,825"
0
0

Universal Tech Inst Inc
COM
913915104
674
"33,375"
Sole
N/A
"33,375"
0
0

UNUM Group
COM
91529y106
789
"40,444"
SOLE
N/A
"40,444"
0
0

VALERO ENERGY CORP NEW
Com
91913y100
968
"57,800"
Sole
N/A
"57,800"
0
0

Value Line Inc.
Com
920437100
246
"9,785"
Sole
N/A
"9,875"
0
0

Verizon Communications
Com
92343V104
865
"26,110"
Sole
N/A
"26,110"
0
0

Waddell and Reed Finl Inc
CL A
930059100
425
"13,908"
Sole
N/A
"13,908"
0
0

Wal-Mart Stores Inc
COM
931142103
2,773
"51,875"
Sole
N/A
"51,875"
0
0

Washington Federal Inc.
COM
938824109
564
"29,186"
Sole
N/A
"29,186"
0
0

Weight Watchers Intl. Inc.
Com
948626106
507
"17,400"
Sole
N/A
"17,400"
0
0

WellPoint Inc.
COM
94973V107
2,949
"50,600"
Sole
N/A
"50,600"
0
0

Western Union CO
COM
959802109
1,000
"53,026"
Sole
N/A
"53,026"
0
0

Willbros Group Inc
COM
969199108
318
"18,825"
Sole
N/A
"18,825"
0
0

Yum! Brands, Inc
COM
988498101
260
"7,448"
Sole
N/A
"7,448"
0
0

Zimmer Hldgs Inc
COM
98956P102
1,911
"32,325"
Sole
N/A
"32,325"
0
0